T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 6.5%
Entertainment 0.4%
Walt Disney	192,325	22,021
		22,021
Interactive Media & Services 6.1%
Alphabet, Class A	707,873	172,084
Alphabet, Class C	17,200	4,189
Meta Platforms, Class A	241,885	177,636
		353,909
Total Communication Services		375,930
CONSUMER DISCRETIONARY 11.7%
Broadline Retail 6.6%
Amazon.com (1)	1,727,789	379,371
		379,371
Diversified Consumer Services 0.4%
Service International	239,217	19,908
		19,908
Hotels, Restaurants & Leisure 4.5%
Chipotle Mexican Grill (1)	1,576,049	61,766
Hilton Worldwide Holdings	95,364	24,741
Marriott International, Class A	51,153	13,322
Starbucks	852,375	72,111
Yum! Brands	579,297	88,053
		259,993
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Class B	198,645	13,851
		13,851
Total Consumer Discretionary		673,123
ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Canadian Natural Resources	3,168,944	101,279
Expand Energy	44,885	4,769
Total Energy		106,048
FINANCIALS 8.4%
Banks 1.2%
JPMorgan Chase	193,163	60,929
PNC Financial Services Group	47,877	9,620
		70,549

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Capital Markets 1.1%
CME Group	37,032	10,006
Intercontinental Exchange	71,592	12,062
KKR	66,221	8,605
MSCI	12,232	6,940
S&P Global	47,848	23,288
		60,901
Financial Services 2.9%
Mastercard, Class A	124,700	70,931
Visa, Class A	284,592	97,154
		168,085
Insurance 3.2%
Arthur J. Gallagher	283,644	87,856
Brown & Brown	92,893	8,712
Willis Towers Watson	260,810	90,097
		186,665
Total Financials		486,200
HEALTH CARE 18.3%
Biotechnology 2.7%
Arcellx (1)	184,118	15,116
Ascendis Pharma, ADR (1)	50,660	10,072
BioNTech, ADR (1)	176,524	17,409
Cytokinetics (1)	1,211,702	66,595
Gilead Sciences	196,558	21,818
Ionis Pharmaceuticals (1)	138,071	9,032
Vaxcyte (1)	345,029	12,428
		152,470
Health Care Equipment & Supplies 5.1%
Abbott Laboratories	949,095	127,122
Becton Dickinson & Company	834,518	156,196
GE HealthCare Technologies	140,050	10,518
Hologic (1)	25,573	1,726
		295,562
Health Care Providers & Services 4.8%
Cencora	176,548	55,177
Cigna	222,921	64,257
Humana	52,199	13,581
McKesson	110,301	85,212
UnitedHealth Group	176,989	61,114
		279,341
Life Sciences Tools & Services 4.3%
Danaher	608,762	120,693

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ICON (1)	52,181	9,132
Revvity	835,884	73,265
Thermo Fisher Scientific	44,695	21,678
Waters (1)	76,562	22,954
		247,722
Pharmaceuticals 1.4%
Eli Lilly	107,236	81,821
		81,821
Total Health Care		1,056,916
INDUSTRIALS & BUSINESS SERVICES 5.8%
Aerospace & Defense 0.7%
Lockheed Martin	81,869	40,870
		40,870
Commercial Services & Supplies 1.0%
Veralto	455,853	48,599
Waste Connections	56,815	9,988
		58,587
Electrical Equipment 0.2%
AMETEK	69,625	13,089
		13,089
Industrial Conglomerates 1.9%
Roper Technologies	225,590	112,499
		112,499
Machinery 1.7%
Fortive	43,384	2,125
Ingersoll-Rand	718,118	59,331
ITT	87,661	15,670
Otis Worldwide	45,265	4,139
SPX Technologies (1)	80,194	14,979
		96,244
Professional Services 0.2%
Booz Allen Hamilton Holdings	21,322	2,131
Equifax	38,716	9,932
		12,063
Trading Companies & Distributors 0.1%
Ferguson Enterprises	15,432	3,466
		3,466
Total Industrials & Business Services		336,818

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 34.9%
Electronic Equipment, Instruments & Components 1.2%
Amphenol, Class A	551,294	68,223
Teledyne Technologies (1)	5,191	3,042
		71,265
Semiconductors & Semiconductor Equipment 12.2%
Advanced Micro Devices (1)	768,651	124,360
Broadcom	269,180	88,805
KLA	3,588	3,870
NVIDIA	2,493,458	465,230
Taiwan Semiconductor Manufacturing, ADR	84,397	23,571
		705,836
Software 14.6%
Aurora Innovation (1)	5,762,507	31,060
Autodesk (1)	23,744	7,543
Bentley Systems, Class B	45,333	2,334
Cadence Design Systems (1)	8,411	2,954
Intuit	28,533	19,485
Microsoft	1,051,643	544,698
PTC (1)	702,683	142,659
Salesforce.com	62,104	14,719
Workday (1)	309,962	74,617
		840,069
Technology Hardware, Storage & Peripherals 6.9%
Apple	1,552,995	395,439
		395,439
Total Information Technology		2,012,609
MATERIALS 0.9%
Construction Materials 0.9%
Vulcan Materials	157,425	48,427
Total Materials		48,427
REAL ESTATE 0.9%
Specialized REITs 0.9%
American Tower, REIT	156,292	30,058
SBA Communications, REIT	119,880	23,179
Total Real Estate		53,237
UTILITIES 10.6%
Electric Utilities 2.2%
Alliant Energy	113,044	7,620
Evergy	199,297	15,151
PPL	2,796,885	103,932
		126,703

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Multi-Utilities 8.4%
Ameren	1,190,297	124,243
CenterPoint Energy	3,745,636	145,331
CMS Energy	42,036	3,079
DTE Energy	520,814	73,659
NiSource	3,126,099	135,360
WEC Energy Group	28,763	3,296
		484,968
Total Utilities		611,671
Total Common Stocks (Cost $5,258,857)		5,760,979
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.16% (2)(3)	5,435,630	5,436
Total Short-Term Investments (Cost $5,436)		5,436
Total Investments in Securities 99.9% of Net Assets (Cost $5,264,293)		$5,766,415
Other Assets Less Liabilities 0.1%		2,943
Net Assets 100.0%		$5,769,358

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$144
Totals	$—#	$—	$144+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 9/30/25
T. Rowe Price Government Reserve Fund	$4,932	¤	¤	$5,436
	Total			$5,436^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $144 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5,436.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Capital Appreciation Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1072-054Q3
09/25